INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 7,215,888	$ 19,488,145
Mutual funds	4,027,070	13,206,934
Total cash and cash equivalents	$ 11,242,958	$ 32,695,079